Schedule of Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Balance at Beginning of Period		$ 224	$ 200	$ 287
Costs and Expenses		464	178	180
Deductions	[1]	0	(154)	(267)
Balance at End of Period		$ 689	$ 224	$ 200

[1]	Represents uncollectible accounts charged against the allowance for credit losses, net of recoveries.